Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Significant Accounting Policies
4.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(1)	Statement of Compliance

The Company’s consolidated financial statements were prepared in accordance with IFRSs, including International Financial Reporting Standards, International Accounting Standards, IFRIC Interpretations and SIC Interpretations, as issued by IASB.

(2)	Basis of Preparation

The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments measured at fair value.

(3)	General Description of Reporting Entity

a.	Principles of consolidation

Subsidiaries are fully consolidated from the date of acquisition (the date on which the Company obtains control), and continue to be consolidated until the date that such control ceases. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, unrealized gains and losses and dividends resulting from intra-group transactions are eliminated in full.

A change in the ownership interest of a subsidiary, without a change of control, is accounted for as an equity transaction. Total comprehensive income of subsidiaries is attributed to the stockholders of the parent and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

If the Company loses control over a subsidiary, the Company derecognizes the assets and liabilities of the subsidiary, as well as any non-controlling interests previously recorded by the Company. A gain or loss is recognized in profit or loss and is calculated as the difference between: (a) the aggregate of the fair value of consideration received and the fair value of any retained interest at the date when control is lost; and (b) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. Any gain or loss previously recognized in the other comprehensive income would be reclassified to profit or loss or transferred directly to retained earnings if required by other IFRSs. The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the cost on initial recognition of an investment.

b.	The consolidated entities as of December 31, 2017 and 2018 were as follows:

			Percentage of ownership (%) as of December 31,
Investor	Subsidiary	Business nature	2017	2018
UMC	UMC GROUP (USA)	IC Sales	100.00	100.00
UMC	UNITED MICROELECTRONICS (EUROPE) B.V.	Marketing support activities	100.00	100.00
UMC	UMC CAPITAL CORP.	Investment holding	100.00	100.00
UMC	GREEN EARTH LIMITED (GE)	Investment holding	100.00	100.00
UMC	TLC CAPITAL CO., LTD. (TLC)	Venture capital	100.00	100.00
UMC	UMC NEW BUSINESS INVESTMENT CORP. (NBI)	Investment holding	100.00	—
UMC	UMC INVESTMENT (SAMOA) LIMITED	Investment holding	100.00	100.00
UMC	FORTUNE VENTURE CAPITAL CORP. (FORTUNE)	Consulting and planning for venture capital	100.00	100.00
UMC	UMC GROUP JAPAN	IC Sales	100.00	100.00
UMC	UMC KOREA CO., LTD.	Marketing support activities	100.00	100.00
UMC	OMNI GLOBAL LIMITED (OMNI)	Investment holding	100.00	100.00
UMC	SINO PARAGON LIMITED	Investment holding	100.00	100.00
UMC	BEST ELITE INTERNATIONAL LIMITED (BE)	Investment holding	96.66	100.00
UMC, FORTUNE and TLC	NEXPOWER TECHNOLOGY CORP. (NEXPOWER)	Sales and manufacturing of solar power batteries	87.06	93.36
UMC and FORTUNE	WAVETEK MICROELECTRONICS CORPORATION (WAVETEK)	Sales and manufacturing of integrated circuits	78.47	78.47
UMC CAPITAL CORP.	UMC CAPITAL (USA)	Investment holding	100.00	100.00
TLC	SOARING CAPITAL CORP.	Investment holding	100.00	100.00
SOARING CAPITAL CORP.	UNITRUTH ADVISOR (SHANGHAI) CO., LTD.	Investment holding and advisory	100.00	100.00
GE	UNITED MICROCHIP CORPORATION	Investment holding	100.00	100.00
UMC INVESTMENT (SAMOA) LIMITED	UMC (BEIJING) LIMITED	Marketing support activities	100.00	—
FORTUNE	TERA ENERGY DEVELOPMENT CO., LTD. (TERA ENERGY)	Energy technical services	—	100.00
NBI	TERA ENERGY	Energy technical services	100.00	—
NBI	UNISTARS CORP.	High brightness LED packages	83.69	—
TERA ENERGY	EVERRICH ENERGY INVESTMENT (HK) LIMITED (EVERRICH-HK)	Investment holding	100.00	100.00
EVERRICH-HK	EVERRICH (SHANDONG) ENERGY CO., LTD.	Solar engineering integrated design services	100.00	100.00
OMNI	UNITED MICROTECHNOLOGY CORPORATION (NEW YORK)	Research and development	100.00	100.00
OMNI	UNITED MICROTECHNOLOGY CORPORATION (CALIFORNIA)	Research and development	100.00	100.00
OMNI	ECP VITA PTE. LTD.	Insurance	100.00	100.00
OMNI	UMC TECHNOLOGY JAPAN CO., LTD.	Semiconductor manufacturing technology development and consulting services	100.00	100.00
WAVETEK	WAVETEK MICROELECTRONICS INVESTMENT (SAMOA) LIMITED (WAVETEK-SAMOA)	Investment holding	100.00	100.00
WAVETEK- SAMOA	WAVETEK MICROELECTRONICS CORPORATION (USA)	Sales and marketing service	100.00	100.00
NEXPOWER	SOCIALNEX ITALIA 1 S.R.L.	Photovoltaic power plant	100.00	100.00
BE	INFOSHINE TECHNOLOGY LIMITED (INFOSHINE)	Investment holding	100.00	100.00
INFOSHINE	OAKWOOD ASSOCIATES LIMITED (OAKWOOD)	Investment holding	100.00	100.00
OAKWOOD	HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ)	Sales and manufacturing of integrated circuits	100.00	98.14
HJ	UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD.	Integrated circuits design services	100.00	100.00
UNITED MICROCHIP CORPORATION and HJ	UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM)	Sales and manufacturing of integrated circuits	51.02	65.22

(4)	Business Combinations and Goodwill

Business combinations are accounted for using the acquisition method. The consideration transferred, the identifiable assets acquired and liabilities assumed are measured at the acquisition date fair value. For the components of non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation, the acquirer measures at either fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and are classified under administrative expenses.

When the Company acquires a business, it assesses the assets acquired and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

If the business combination is achieved in stages, the acquisition date fair value of the acquirer’s previously held equity interest in the acquiree is remeasured at fair value as at the acquisition date through profit or loss.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration, which is deemed to be an asset or liability, will be recognized in accordance with IFRS 9 (before January 1, 2018: IAS 39), either in profit or loss or other comprehensive income. If the contingent consideration is classified as equity, it should not be remeasured until it is finally settled within equity.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the acquisition date fair value of the acquirer’s previously held equity interest in the acquiree and the amount recognized for non-controlling interest over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred and non-controlling interests, the difference is recognized as a gain on bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each cash-generating unit (CGU) that is expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Each unit or groups of units to which the goodwill is so allocated represents the lowest level within the Company at which the goodwill is monitored for internal management purposes and cannot be larger than an operating segment before aggregation.

Where goodwill forms part of a CGU and part of the operation within that unit is disposed, the goodwill associated with the operation disposed is included in the carrying amount of the operation. Goodwill disposed in this circumstance is measured based on the relative values of the operation disposed and the portion of the CGU retained.

(5)	Foreign Currency Transactions

The Company’s consolidated financial statements are presented in New Taiwan Dollars (NTD), which is also the parent company’s functional currency. Each entity in the Company determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions in foreign currencies are initially recorded by the Company’s entities at their respective functional currency rates prevailing at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency at the closing rates of exchange at the reporting date.Non-monetary items measured at fair value in foreign currencies are translated using the exchange rates at the date when the fair value is determined. Non-monetary items that are measured at historical cost in foreign currencies are translated using the exchange rates as at the dates of the initial transactions.

All exchange differences arising on the settlement of monetary items or on translating monetary items are taken to profit or loss in the period in which they arise except for the following:

a.

Exchange differences arising from foreign currency borrowings for an acquisition of a qualifying asset to the extent that they are regarded as an adjustment to interest costs are included in the borrowing costs that are eligible for capitalization.

b.	Foreign currency derivatives within the scope of IFRS 9 (before January 1, 2018: IAS 39) are accounted for based on the accounting policy for financial instruments.

c.

Exchange differences arising on a monetary item that is part of a reporting entity’s net investment in a foreign operation are recognized initially in other comprehensive income and reclassified from equity to profit or loss upon disposal of such investment.

When a gain or loss on a non-monetary item is recognized in other comprehensive income, any exchange component of that gain or loss is recognized in other comprehensive income. When a gain or loss on a non-monetary item is recognized in profit or loss, any exchange component of that gain or loss is recognized in profit or loss.

(6)	Translation of Foreign Currency Financial Statements

The assets and liabilities of foreign operations are translated into NTD at the closing rate of exchange prevailing at the reporting date and their income and expenses are translated at an average exchange rate for the period. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign operation, the cumulative amount of the exchange differences relating to that foreign operation, recognized in other comprehensive income and accumulated in the separate component of equity, is reclassified from equity to profit or loss when the gain or loss on disposal is recognized.

On partial disposal of a subsidiary that includes a foreign operation that does not result in a loss of control, the proportionate share of the cumulative amount of the exchange differences recognized in other comprehensive income is re-attributed to the non-controlling interests in that foreign operation. On partial disposal of an associate or a joint venture that includes a foreign operation that does not result in a loss of significant influence or joint control, only the proportionate share of the cumulative amount of the exchange differences recognized in other comprehensive income is reclassified to profit or loss.

Any goodwill and any fair value adjustments to the carrying amounts of assets and liabilities arising from the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and expressed in its functional currency.

(7)	Convenience Translation into U.S. Dollars

Translations of amounts from NTD into U.S. dollars (USD) for the reader’s convenience were calculated at the rate of USD1.00 to NTD30.61 on December 31, 2018 released by Board of Governors of the Federal Reserve System. No representation is made that the NTD amounts could have been, or could be, converted into USD at this rate.

(8)	Current and Non-Current Distinction

An asset is classified as current when:

a.	the Company expects to realize the asset, or intends to sell or consume it, in its normal operating cycle;

b.	the Company holds the asset primarily for the purpose of trading;

c.	the Company expects to realize the asset within twelve months after the reporting period; or

d.	the asset is cash or a cash equivalent unless the asset is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is classified as current when:

a.	the Company expects to settle the liability in normal operating cycle;

b.	the Company holds the liability primarily for the purpose of trading;

c.	the liability is due to be settled within twelve months after the reporting period; or

d.

the Company does not have an unconditional right to defer settlement of the liability for at least twelve months after the reporting date. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

All other liabilities are classified as non-current.

(9)	Cash Equivalents

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and with maturity dates that do not present significant risks of changes in value resulting from changes in interest rates, including time deposits with original maturities of three months or less and repurchase agreements collateralized by government bonds and corporate bonds.

(10)	Financial Instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Purchase or sale of financial assets and liabilities are recognized using trade date accounting. All financial assets are recognized initially at fair value plus, in the case of investments not at fair value through profit or loss, directly attributable costs. Financial assets at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in the statement of comprehensive income.

Financial Assets

a.	Classification and subsequent measurement

2016 and 2017

The Company determines the classification of its financial assets at initial recognition. In accordance with IAS 39, financial assets of the Company are classified as financial assets at fair value through profit or loss, available-for-sale financial assets, held-to-maturity financial assets and notes, accounts and other receivables.

i.	Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are comprised of financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss.

Financial assets acquired for the purpose of selling or repurchasing in the near term, and derivative financial instruments that are not designated as hedging instruments in hedge accounting are classified as financial assets at fair value through profit or loss. Financial assets at fair value through profit or loss are measured at fair value with changes in fair value recognized in profit or loss.

ii.	Available-for-sale financial assets

Available-for-sale investments are those non-derivative financial assets that are designated as available-for-sale or are not classified as financial assets at fair value through profit or loss, held-to-maturity financial assets, or loans and receivables.

Available-for-sale financial investments are subsequently measured at fair value. Other than impairment losses which are recognized in profit or loss, subsequent measurement of available-for-sale equity instrument financial assets are recognized in other comprehensive income until the investment is derecognized, at which time the cumulative gain or loss is recognized in profit or loss. If equity instrument investments do not have quoted prices in an active market and their fair value cannot be reliably measured, then they are classified as financial assets measured at cost on the balance sheet.

iii.	Held-to-maturity financial assets

Non-derivative financial assets with fixed or determinable payments and fixed maturities are classified as held-to-maturity when the Company has the positive intention and ability to hold them to maturity.

After initial measurement, held-to-maturity financial assets are measured at amortized cost using the effective interest rate (EIR) method, less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or transaction costs. The EIR method amortization and impairment, if any, is recognized in profit or loss.

iv.	Notes, accounts and other receivables

Notes and accounts receivable are creditors’ rights as a result of sales of goods or services. Other receivables are any receivable not classified as notes and accounts receivable. Notes, accounts and other receivables are initially measured and recognized at their fair values and subsequently measured at amortized cost using the EIR method, less impairment losses. If the effect of discounting is immaterial, the short term notes, accounts and other receivables are measured at their nominal amount.

2018

The Company determines the classification of its financial assets at initial recognition. In accordance with IFRS 9, financial assets of the Company are classified as financial assets at fair value through profit or loss, financial assets at fair value through other comprehensive income, and financial assets measured at amortized cost.

i.	Financial assets at fair value through profit or loss

Financial assets that are not measured at amortized cost or at fair value through other comprehensive income are recognized initially at fair value and subsequently measured at fair value with changes in fair value recognized in profit or loss.

ii.	Financial assets at fair value through other comprehensive income

At initial recognition, the Company may make an irrevocable election to present in other comprehensive income subsequent changes in the fair value of an investment in an equity instrument that is not held for trading. When there is a disposal of such equity instrument, accumulated amounts presented in other comprehensive income are not subsequently transferred to profit or loss but are transferred directly to the retained earnings.

The debt instruments are measured at fair value through other comprehensive income if both of the following conditions are met:

(i)	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and

(ii)	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Subsequent changes in the fair value of such financial assets at fair value through other comprehensive income are recognized in other comprehensive income. Before derecognition, impairment gains or losses, interest revenue and foreign exchange gains and losses are recognized in profit or loss. When the financial assets are derecognized the cumulative gain or loss previously recognized in other comprehensive income is reclassified from other comprehensive income to profit or loss as a reclassification adjustment.

iii.	Financial assets measured at amortized cost

The financial assets are measured at amortized cost (including cash and cash equivalent, notes, accounts and other receivables and other financial assets) if both of the following conditions are met.

(i)	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

(ii)	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Subsequent to initial recognition for financial assets measured at amortized cost, interest income, measured by the EIR method amortization process, and impairment losses are recognized during circulation period. Gains and losses are recognized in profit or loss when the financial assets are derecognized.

b.	Derecognition of financial assets

A financial asset is derecognized when:

i.	the contractual rights to receive cash flows from the asset have expired;

ii.	the Company has transferred assets and substantially all the risks and rewards of the asset have been transferred; or

iii.	the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

2016 and 2017

On derecognition of a financial asset in its entirety, the difference between the carrying amount and the consideration received or to be received including any cumulative gain or loss that had been recognized in other comprehensive income is recognized in profit or loss.

If the transferred asset is part of a larger financial asset and the part transferred qualifies for derecognition in its entirety, the Company allocates the previous carrying amount of the larger financial asset between the part that continues to be recognized and the part that is derecognized, based on the relative fair values of those parts on the date of the transfer. Any cumulative gain or loss that had been recognized in other comprehensive income is allocated between the part that continues to be recognized and the part that is derecognized, based on the relative fair values of those parts. The difference between the carrying amount allocated to the part derecognized and the sum of the consideration received for the part derecognized and any cumulative gain or loss allocated that had been recognized in other comprehensive income, is recognized in profit or loss.

2018

On derecognition of a financial asset in its entirety, the difference between the carrying amount and the consideration received or to be received including any cumulative gain or loss that had been recognized in other comprehensive income is recognized in profit or loss (for debt instrument) or directly in retained earnings (for equity instruments).

If the transferred asset is part of a larger financial asset and the part transferred qualifies for derecognition in its entirety, the Company allocates the previous carrying amount of the larger financial asset between the part that continues to be recognized and the part that is derecognized, based on the relative fair values of those parts on the date of the transfer. Any cumulative gain or loss that had been recognized in other comprehensive income is allocated between the part that continues to be recognized and the part that is derecognized, based on the relative fair values of those parts. The difference between the carrying amount allocated to the part derecognized and the sum of the consideration received for the part derecognized and any cumulative gain or loss allocated that had been recognized in other comprehensive income, is recognized in profit or loss or directly in retained earnings.

c.	Impairment policy

2016 and 2017

The carrying amount of a financial asset is reduced as a result of impairment, except for accounts receivable for which the carrying amount is reduced through use of an allowance account. When an account receivable is deemed to be uncollectible, it is written off from the allowance account.

i.	Notes, accounts and other receivables

The Company first assesses at each reporting date whether objective evidence of impairment exists for notes, accounts and other receivables that are individually significant. If there is objective evidence that an impairment loss has occurred, the amount of impairment loss is assessed individually. For notes, accounts and other receivables other than those mentioned above, the Company groups those assets with similar credit risk characteristics and collectively assesses them for impairment. If, in a subsequent period, the amount of the impairment loss decreases, and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed and recognized through profit or loss. The reversal shall not result in a carrying amount of notes, accounts and other receivables that exceeds what the amortized cost would have been had the impairment not been recognized at the date the impairment is reversed.

ii.	Other financial assets

The Company assesses, at each reporting date, whether there is objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or a group of financial assets is deemed to be impaired if, and only if, there is objective evidence of impairment as a result of one or more loss events that has occurred since the initial recognition of the asset (an incurred “loss event”) and that loss event has an impact on the estimated future cash flows of the individual financial asset or a group of financial assets.

For the financial assets carried at amortized cost, the amount of the impairment loss is measured as the difference between the carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. For equity investments classified as available-for-sale, objective evidence of an impairment would include a significant or prolonged decline in the fair value of the investment below its cost. When there is objective evidence of an impairment for available-for-sale equity securities, the full amount of the losses previously recognized in other comprehensive income is reclassified to profit or loss. Impairment losses recognized on equity investments cannot be reversed through profit or loss. Any subsequent increases in their fair value after impairment are recognized in other comprehensive income.

2018

The Company measures, at each reporting date, an allowance for expected credit losses (ECLs) for debt instrument investments measured at fair value through other comprehensive income and financial assets measured at amortized cost by assessing reasonable and supportable information including forward-looking information. Where the credit risk on a financial asset has not increased significantly since initial recognition, the loss allowance is measured at an amount equal to 12-month ECLs. Where the credit risk on a financial asset has increased significantly since initial recognition, the loss allowance is measured at an amount equal to the lifetime ECLs.

For notes, accounts receivable and contract assets, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. ECLs are measured based on the Company’s historical credit loss experience and customers’ current financial condition, adjusted for forward-looking factors, such as customers’ economic environment.

Financial Liabilities

a.	Classification and subsequent measurement

2016 and 2017

The Company classifies the instrument issued as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument.

i.	Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. Gains or losses on the subsequent measurement including interest paid are recognized in profit or loss.

ii.	Financial liabilities carried at amortized cost

Financial liabilities measured at amortized cost include interest bearing loans and borrowings that are subsequently measured using the EIR method after initial recognition. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR method amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or transaction costs.

2018

The Company classifies the instrument issued as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument.

i.	Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. Excluding changes in own credit risk, gains or losses on the subsequent measurement including interest paid are recognized in profit or loss.

ii.	Financial liabilities measured at amortized cost

Financial liabilities measured at amortized cost include interest bearing loans and borrowings that are subsequently measured using the EIR method after initial recognition. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR method amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or transaction costs.

b.	Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified (whether or not attributable to the financial difficulty of the debtor), such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.

(11)	Cash flow hedges

The Company manages exposures arising from foreign currency exchange risk. With the adoption of IFRS 9 on January 1, 2018, the Company designates a hedging relationship between the hedging instrument and the hedged item with the existence of an economic relationship and determines the hedge ratio to meet the hedge effectiveness. The Company designates certain hedging instruments to partially hedge the foreign currency exchange rate risks associated with certain highly probable forecast transactions. The separate component of equity associated with the hedged item is adjusted to the lower of the following (in absolute amounts):

(i)	the cumulative gain or loss on the hedging instrument from inception of the hedge; and

(ii)	the cumulative change in fair value (present value) of the expected future cash flows on the hedged item from inception of the hedge.

The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income, whereas the ineffective portion of the change in the fair value of the hedging instrument is recognized directly in profit or loss. If a hedge of a forecast transaction subsequently results in the recognition of a non-financial asset or a non-financial liability, the associated gains or losses that were recognized in other comprehensive income are included in the initial cost of the asset or liability.

The Company prospectively discontinues hedge accounting only when the hedging relationship ceases to meet the qualifying criteria; for instance when the hedging instrument expires or is sold, terminated or exercised.

(12)	Inventories

Inventories are accounted for on a perpetual basis. Raw materials are stated at actual purchase costs, while the work in process and finished goods are stated at standard costs and subsequently adjusted to weighted-average costs at the end of each month. The cost of work in progress and finished goods comprises raw materials, direct labor, other direct costs and related production overheads. Allocation of fixed production overheads to the costs of conversion is based on the normal capacity of the production facilities. Cost associated with underutilized capacity is expensed as incurred. Inventories are valued at the lower of cost and net realizable value item by item. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

(13)	Investments Accounted For Under the Equity Method

The Company’s investments in associates and joint ventures are accounted for using the equity method other than those that meet the criteria to be classified as non-current assets held for sale.

An associate is an entity over which the Company has significant influence and that is neither a subsidiary nor a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of an entity, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the Company that has joint control of the arrangement has rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement where no single party controls the arrangement on its own, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

Any difference between the acquisition cost and the Company’s share of the net fair value of the identifiable assets and liabilities of associates and joint ventures is accounted for as follows:

a.

Any excess of the acquisition cost over the Company’s share of the net fair value of the identifiable assets and liabilities of an associate or a joint venture at the date of acquisition is recognized as goodwill and is included in the carrying amount of the investment. Amortization of goodwill is not permitted.

b.

Any excess of the Company’s share of the net fair value of the identifiable assets and liabilities of an associate or a joint venture over the acquisition cost, after reassessing the fair value, is recognized as a gain in profit or loss on the acquisition date.

Under the equity method, the investments in associates and joint ventures are carried on the balance sheet at cost plus post acquisition changes in the Company’s share of profit or loss and other comprehensive income of associates and joint ventures. The Company’s share of changes in associates’ and joint ventures’ profit or loss and other comprehensive income are recognized directly in profit or loss and other comprehensive income, respectively. Distributions received from an associate or a joint venture reduce the carrying amount of the investment. Any unrealized gains and losses resulting from transactions between the Company and the associate or the joint venture are eliminated to the extent of the Company’s interest in the associate or the joint venture.

Financial statements of associates and joint ventures are prepared for the same reporting period as the Company. Where necessary, adjustments are made to bring the accounting policies in line with those of the Company.

Upon an associate’s issuance of new shares, if the Company takes up more shares than its original proportionate holding while maintaining its significant influence over that associate, such increase would be accounted for as an acquisition of an additional equity interest in the associate. Upon an associate’s issuance of new shares, if the Company does not take up proportionate shares and reduces its stockholding percentage while maintaining its significant influence over that associate, the Company will treat the transaction as deemed disposal and reclassify to profit or loss the proportion of the gain or loss previously recognized in other comprehensive income relating to that reduction in ownership interest where appropriate.

The Company ceases to use the equity method upon loss of significant influence over an associate. Any difference between the carrying amount of the investment in an associate upon loss of significant influence and the fair value of the retained investment plus proceeds from disposal will be recognized in profit or loss. If an investment in an associate becomes an investment in a joint venture or an investment in a joint venture becomes an investment in an associate, the Company continues to apply the equity method and does not remeasure the retained interest.

The Company determines at each reporting date whether there is any objective evidence that the investments in associates and joint ventures are impaired. An impairment loss, being the difference between the recoverable amount of the associate or joint venture and its carrying amount, is recognized in profit or loss in the statement of comprehensive income and forms part of the carrying amount of the investments.

(14)	Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any, and any borrowing costs incurred for long-term construction projects are capitalized if the recognition criteria are met. Significant renewals, improvements and major inspections meeting the recognition criteria are treated as capital expenditures, and the carrying amounts of those replaced parts are derecognized. Maintenance and repairs are recognized in expenses as incurred. Any gain or loss arising from derecognition of the assets is recognized in other operating income and expenses.

Depreciation is calculated on a straight-line basis over the estimated useful lives. A significant part of an item of property, plant and equipment which has a different useful life from the remainder of the item is depreciated separately.

The depreciation methods, useful lives and residual values for the assets are reviewed at each fiscal year end, and the changes from the previous estimation are recorded as changes in accounting estimates.

Except for land, which is not depreciated, the estimated useful lives of the assets are as follows:

Buildings	20~56 years
Machinery and equipment	5~11 years
Transportation equipment	5~7 years
Furniture and fixtures	1~9 years
Leasehold improvement	The shorter of lease terms or useful lives

(15)	Intangible Assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is its fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any. Internally generated intangible assets which fail to meet the recognition criteria are not capitalized and the expenditures are reflected in profit or loss in the period incurred.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite useful lives are amortized over the useful lives and assessed for impairment whenever there is an indication that the intangible assets may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each fiscal year. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortization period or method, as appropriate, and is treated as changes in accounting estimates.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the CGU level. The assessment of indefinite useful life is reviewed annually to determine whether the indefinite useful life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Gains or losses arising from derecognition of an intangible asset are recognized in other operating income and expenses.

Accounting policies of the Company’s intangible assets are summarized as follows:

a.

Goodwill arising from business combinations is not amortized, and is tested for impairment annually or more frequently if events or changes in circumstances suggest that the carrying amount may not be recoverable. If an event occurs or circumstances change which indicates that the goodwill is impaired, an impairment loss is recognized. Goodwill impairment losses cannot be reversed once recognized.

b.	Software is amortized over the contract term or estimated useful life (3~6 years) on a straight-line basis.

c.

Patent and technology license fee: Upon signing of contract and obtaining the right to intellectual property, any portion attributable to non-cancellable and mutually agreed future fixed license fees for patent and technology is discounted and recognized as an intangible asset and related liability. The cost of the intangible asset is not revalued once determined on initial recognition, and is amortized over the useful life (5~10 years) on a straight-line basis. Interest expenses from the related liability are recognized and calculated based on the EIR method. Based on the timing of payments, the liability is classified as current and non-current.

d.	Others are mainly the intellectual property license fees, amortized over the shorter of the contract term or estimated useful life (3 years) of the related technology on a straight-line basis.

(16)	Impairment of Non-Financial Assets

The Company assesses at each reporting date whether there is an indication that an asset in the scope of IAS 36 “Impairment of Assets” (IAS 36) may be impaired. If any indication exists, the Company completes impairment testing for the CGU to which the individual assets belong. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. The recoverable amount of an individual asset or a CGU is the higher of its fair value less costs of disposal and its value in use. If circumstances indicate that previously recognized impairment losses may no longer exist or may have decreased at each reporting date, the Company re-assesses the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been an increase in the estimated service potential of an asset which in turn increases the recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized for the asset in prior years.

A CGU, or group of CGUs, to which goodwill has been allocated is tested for impairment annually at the same time every year, irrespective of whether there is any indication of impairment. Where the carrying amount of a CGU (including the carrying amount of goodwill) exceeds its recoverable amount, the CGU is considered impaired. If an impairment loss is to be recognized, it is first allocated to reduce the carrying amount of any goodwill allocated to the CGU (group of units), then to the other assets of the unit (group of units) pro rata on the basis of the carrying amount of each asset in the unit (group of units). Impairment losses relating to goodwill cannot be reversed in future periods.

The recognition or reversal of impairment losses is classified as other operating income and expenses.

(17)	Bonds

Convertible bonds

UMC evaluates the terms of the convertible bonds issued to determine whether it contains both a liability and an equity component. Furthermore, UMC assesses if the economic characteristics and risks of the put and call options embedded in the convertible bonds are closely related to the economic characteristics and risk of the host contract before separating the equity element.

For the liability component excluding the derivatives, its fair value is determined based on the effective interest rate applied at that time by the market to instruments of comparable credit status. The liability component is classified as a financial liability measured at amortized cost using the EIR method before the instrument is converted or settled. For the embedded derivative that is not closely related to the host contract, it is classified as a liability component and subsequently measured at fair value through profit or loss unless it qualifies as an equity component. The equity component is recognized initially at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Its carrying amount is not remeasured in the subsequent accounting periods. If the convertible bond issued does not have an equity component, it is accounted for as a hybrid instrument in accordance with the requirements under IFRS 9 (prior to January 1, 2018: IAS 39).

If the convertible bondholders exercise their conversion right before maturity, UMC shall adjust the carrying amount of the liability component. The adjusted carrying amount of the liability component at conversion and the carrying amount of equity component are credited to common stock and additional paid-in capital - premiums. No gain or loss is recognized upon bond conversion.

In addition, the liability component of convertible bonds is classified as a current liability if within 12 months the bondholders may exercise the put right. After the put right expires, the liability component of the convertible bonds should be reclassified as a non-current liability if it meets the definition of a non-currentliability in all other respects.

(18)	Post-Employment Benefits

Under defined contribution pension plans, the contribution payable to the plan in exchange for the service rendered by an employee during a period shall be recognized as an expense. The contribution payable, after deducting any amount already paid, is recognized as a liability.

Under defined benefit pension plans, the net defined benefit liability (asset) shall be recognized as the amount of the present value of the defined benefit obligation, deducting the fair value of any plan assets and adjusting for any effect of the asset ceiling. Service cost and net interest on the net defined benefit liability (asset) are recognized as expenses in the period of service. Remeasurement of the net defined benefit liability (asset), which comprises actuarial gains and losses, the return on plan assets and any change in the effect of the asset ceiling, excluding any amounts included in net interest, is recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and shall not be reclassified to profit or loss in a subsequent period.

(19)	Government Grants

In accordance with IAS 20 “Accounting for Government Grants and Disclosure of Government Assistance”, the Company recognizes the government grants when there is reasonable assurance that such grants will be received and the conditions attaching to them will be complied with.

An asset related government grant is recorded as deferred income and recognized in profit or loss on a straight-line basis over the useful lives of the assets. An expense related government grant is recognized in profit or loss on a systematic basis over the periods in which the Company recognizes as expenses the related costs for which the grant is intended to compensate. A government grant that compensates for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs is recognized in profit or loss when it becomes receivable.

(20)	Treasury Stock

UMC’s own equity instruments repurchased (treasury shares) are recognized at repurchase cost and deducted from equity. Any difference between the carrying amount and the consideration is recognized in equity.

(21)	Share-Based Payment Transactions

The cost of equity-settled transactions between the Company and its employees is measured at the fair value using an appropriate pricing model by reference to the market price of the equity instruments on the grant date.

The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the periods in which the performance and/or service conditions are being fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date reflects the extent to which the vesting period has passed and the Company’s best estimate of the quantity of equity instruments that will ultimately vest. The charge to profit or loss for a period represents the movement in cumulative expense recognized between the beginning and the end of that period.

No expense will be recognized for awards that do not ultimately vest, except for equity-settled transactions for which vesting is conditional upon a market or non-vesting condition. These are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it fully vests on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the entity or the employee are not met. However, if a new award substitutes for the cancelled award and is designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award.

(22)	Revenue Recognition

2016 and 2017

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. Revenue is measured at the fair value of the consideration received or receivable. The specific criteria described below must also be met before revenue is recognized.

Sales revenue

The Company manufactures semiconductors for creditworthy customers based on their design specifications, pursuant to manufacturing agreements and/or purchase orders at contractual prices. The Company ships wafers mainly under the trade term, Free Carrier (FCA), through which the title and risk of loss for the wafers are transferred to the customers upon delivery to carriers approved by the customers. Sales revenue is recognized at this point, having also fulfilled all of the following criteria pursuant to IAS 18, paragraph 14:

a.	the significant risks and rewards of ownership of the goods have been transferred to the customer;

b.	neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold have been retained;

c.	the amount of revenue can be measured reliably;

d.	it is probable that the economic benefits associated with the transaction will flow to the entity; and

e.	the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Sales revenue is measured at the fair value of the consideration received or receivable, net of sales returns and discounts, which are estimated based on customer complaints, historical experience and other known factors. Sales returns and discounts are recorded in the same period in which sales are made.

2018

Revenue from Contracts with Customers

The Company recognizes revenue from contracts with customers by applying the following steps of IFRS 15:

a.	identify the contract with a customer;

b.	identify the performance obligations in the contract;

c.	determine the transaction price;

d.	allocate the transaction price to the performance obligations in the contract; and

e.	recognize revenue when (or as) the entity satisfies its performance obligations.

Revenues on the Company’s contracts with customers for the sales of wafers and joint technology development are recognized as the Company satisfies its performance obligations to customers upon transfer of control of promised goods and services. The Company recognizes revenue at transaction price that are determined using contractual prices reduced by sales returns and allowances which the Company estimates based on historical experience having determined that a significant reversal in the amount of cumulative revenue recognized are not probable to occur. The Company recognizes refund liabilities for estimated sales return and allowances based on the customer complaints, historical experience, and other known factors.

The Company recognizes accounts receivable when the Company transfers control of the goods or services to customers and has a right to an amount of consideration that is unconditional. Such accounts receivable are short term and do not contain a significant financing component. For certain contracts that do not provide the Company unconditional rights to the consideration, and the transfer of control of the goods or services has been satisfied, the Company recognizes contract assets and revenues.

Consideration received from customers prior to the Company having satisfied its performance obligations are accounted for as contract liabilities which are transferred to revenue after the performance obligations are satisfied. The Company recognizes costs to fulfill a contract when the costs relate directly to the contract, generate or enhance resources to be used to satisfy performance obligations in the future, and are expected to be recovered. The costs and revenues are recognized when the Company satisfies its performance obligations to customers upon transfer of control of promised goods and services.

Interest income

2016 and 2017

For financial assets measured at amortized cost (including held-to-maturity financial assets) and financial assets at fair value through profit or loss, interest income is recorded using the EIR method and recognized in profit or loss.

2018

For financial assets measured at amortized cost and financial assets at fair value through other comprehensive income, interest income is recorded using the EIR method and recognized in profit or loss.

Dividends

Revenue is recognized when the Company’s right to receive the dividends is established, which is generally when stockholders approve the dividend.

(23)	Income Tax

Income tax expense (benefit) is the aggregate amount of current income tax and deferred income tax included in the determination of profit or loss for the period.

Current income tax

Current income tax assets and liabilities for the current period and prior periods are measured using the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity rather than profit or loss.

Undistributed earnings, calculated based on Business Entity Accounting Act are subject to a tax in accordance with the Income Tax Law of the R.O.C. Accordingly, the undistributed tax impact is provided in the period the income is earned, assuming that no earnings are distributed. Any reduction in the liability will be recognized when the income is distributed upon the stockholders’ approval in the subsequent year. Tax on undistributed earnings may be offset by the Company’s available tax credits carried forward, where applicable. As such, the incremental tax accrued on undistributed earnings may be offset by a corresponding reduction in deferred income tax assets, where applicable.

Deferred income tax

Deferred income tax is determined using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts in financial statements at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

a.

When the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

b.

In respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax losses and unused tax credits, to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and the carryforward of unused tax losses and unused tax credits can be utilized, except:

a.

Where the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

b.

In respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date. The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax relating to items recognized outside profit or loss is not recognized in profit or loss but rather in other comprehensive income or directly in equity. Deferred tax assets are reassessed and recognized at each reporting date. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax assets to be recovered.

Deferred tax assets and liabilities offset each other, if a legally enforceable right exists to set off current income tax assets against current income tax liabilities, and the deferred taxes relate to the same taxable entity and the same taxation authority.

Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at the acquisition date, might be realized and recognized subsequently as follows:

a.

Acquired deferred tax benefits recognized within the measurement period that result from new information about facts and circumstances that existed at the acquisition date shall be applied to reduce the carrying amount of any goodwill related to that acquisition. If the carrying amount of that goodwill is nil, any remaining deferred tax benefits shall be recognized in profit or loss;

b.	All other acquired deferred tax benefits realized shall be recognized in profit or loss, other comprehensive income or equity.

(24)	Earnings per Share

Earnings per share is computed according to IAS 33 “Earnings per Share”. Basic earnings per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the current reporting period. Diluted earnings per share is computed by taking basic earnings per share into consideration plus additional ordinary shares that would have been outstanding if the dilutive share equivalents had been issued. Net income is also adjusted for interest and other income or expenses derived from any underlying dilutive share equivalents. The weighted-average of outstanding shares is adjusted retroactively for stock dividends and employee stock compensation issues.